UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22478

Bennett Group of Funds

(Exact name of registrant as specified in charter)

5335 Wisconsin Ave. NW, Suite 500

Washington, DC 20015

(Address of principal executive offices) (Zip code)

Dawn J. Bennett

5335 Wisconsin Ave. NW, Suite 500

Washington, DC 20015

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 286-2268

Date of fiscal year end: April 30

Date of reporting period: April 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Bennett Group of Funds	Letter to Shareholders
April 30, 2013 (Unaudited)

Dear Fellow Shareholders,

It was a shame to see such denial going into an election year. In a time when we are in desperate need of truth and confrontation we get more of the same – misstatements, dismissals, and avoidance. How long can the U.S. markets rise on false hope, unsupported by fundamentals? Make no mistake, things are building to a crescendo, the fall is all but inevitable. History repeats itself too soon, our economy is too weak, there are too many unemployed already, and this fall will be too painful.

As we watch and wait in the U.S., the global shift continues. Trembles of troubles here and Japan cause trepidation in some of the emerging markets, but those are felt more by the outsiders (us) then the local economies. Growth numbers look strong in these countries, rich with young populations and a solid supply of natural commodities. Not to be ignored are the policies these governments are implementing, policies we once favored but are long in our rearview mirrors, policies that spur domestic growth and infrastructure and develop strong strategic partnerships with key international forces.

There is no doubt the shift will lead to a new super power in China, it’s just a matter of time. The rules are changing and China will take the lead of the New Economic Era, following suit is a broad base of emerging and frontier economies. The U.S. needs to realize the rules in the New Economic Era will not be dictated by the same players. We see this already, our reliance on the Federal Reserve is too heavy; once we could force strategic foreign economic alliances and effectively levy the economy back on its feet. No longer do we hold such sway, China won’t play by our rules and others are standing firm beside it.

The long term strategy of the Funds remained constant this year. We varied our exposure to emerging economies and commodities as necessitated by trends in the market. With the election year behind us, we believe our strategy is correctly positioned to take advantage of a pullback in the U.S. markets, a flight to perceived “safe-haven” assets, and the continued growth of the emerging economies in which the Funds invest.

On June 26, 2013, the Board of Trustees of the Funds unanimously voted and approved a proposal to liquidate and dissolve the Funds. The liquidation and dissolution is expected to take effect on August 1, 2013.

As always, we thank you for your commitment to Bennett Group of Funds and wish you continued success in your investment program.

Very respectively,

Dawn Bennett

Chief Executive Officer

Annual Report | April 30, 2013	1

Bennett Group of Funds	Management’s Discussion and Analysis
April 30, 2013 (Unaudited)

BENNETT NEW ECONOMIC ERA GLOBAL CONSERVATIVE FUND

Year Ended April 30, 2013

This Fund seeks to provide capital preservation and, secondly, long-term capital appreciation by investing in global asset classes. The Fund focuses on “New Economic Era” asset classes such as Emerging Markets and Natural Resources.

For the fiscal year ending April 30, 2013, the Bennett New Economic Era Global Conservative Fund returned (8.95) %, while the S&P 500 returned 16.89%. During the same period, in the commodity space Gold returned (11.29) %, Silver returned (21.56) %, and Platinum returned (3.85) %, while in emerging market space the MSCI Emerging Market Index returned 4.34%1.

BENNETT NEW ECONOMIC ERA GLOBAL GROWTH FUND

Year Ended April 30, 2013

This Fund seeks to provide long-term capital appreciation and, secondly, capital preservation by investing in global asset classes. The Fund focuses on “New Economic Era” asset classes such as Emerging Markets and Natural Resources.

For the fiscal year ending April 30, 2013, the Bennett New Economic Era Global Growth Fund returned (14.48) %, while the S&P 500 returned 16.89%. During the same period, in the commodity space Gold returned (11.29) %, Silver returned (21.56) %, and Platinum returned (3.85) %, while in emerging market space the MSCI Emerging Market Index returned 4.34%.

Key Performance Drivers

Commodities

After recovering in 2012 and into early 2013, Gold and Silver fell sharply in late Q1 2013 on optimism over the U.S. recovery and what the market is calling the “risk-on” trade. As commodities fell, we became strong buyers of Gold in particular which we found to be trading at a larger discount to intrinsic value.

Due primarily to the pullback in Q1 2013, commodities, as a component, were a strong lag on performance of the Funds during this annual period.

U.S. Market Shorts

In the beginning of Q1 2013 we started to selectively purchase exchange traded funds (“ETFs”) that short various market components such as the DOW and NASDAQ. On market rises, we continue to add to these positions. We firmly believe the market is seeing the last legs of a rally and that the pull-back coming will be severe, to the benefit of our short positions.

Emerging Markets

Recent pullbacks in Japan and China are impacting the emerging markets. We expect that the 14-17 emerging markets we’ve invested in during the past year will perform well in 2013 but are selectively reducing our allocation to these markets as we focus our energy on the commodities and short-strategies outlined above. In 2012, we added and reduced our positions as necessary to handle short-term market fluctuations, including market trepidation around the elections and fiscal cliff. 2013 will likely be more of the same with timely purchases and sales being made into and out of countries that are more closely correlated to other markets, e.g. the performance of China or Japan. Emerging markets, after delivering positive gains in 2012 underperformed sharply in the end of this annual period and are a significant portion of the Funds underperformance during this time.

The Funds Investment Strategy

The Funds are funds of funds that invest substantially all of their assets in a diversified group of unaffiliated mutual funds and ETFs (the “Underlying Funds”). These Underlying Funds will represent a wide variety of asset classes and will invest across various countries, regions, sectors, industries and securities. For example, the Underlying Funds in which the Funds may invest will include those that invest in equity securities, convertible securities, fixed income securities (such as corporate and government bonds), natural resources/commodities (such as precious metals and oil), real estate investment trusts and derivatives (such as futures, options or swap agreements). These investments may be made in both domestic and foreign markets, including emerging markets. By strategically allocating the Funds’ assets among a number of asset classes and Underlying Funds, the Adviser believes the Funds’ overall risk and volatility may be reduced.

Current Investment Posture

With these factors in mind, we continue to stick to the Funds investment philosophy of focusing on Natural Resources and Emerging Markets and our New Economic Era approach to investing.

1 All asset class performance information is from Bloomberg, L.P.

2	www.bennettfunds.com

Bennett Group of Funds	Management’s Discussion and Analysis
April 30, 2013 (Unaudited)

Important Information

This commentary may include statements that constitute forward-looking statements under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Bennett Group of Funds, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and Bennett Group Financial Services, LLC undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of The Bennett Group of Funds trading intent.

“MSCI Emerging Markets” Indices cover over 2,700 securities in 23 markets that are currently classified as emerging market countries. The EM equity universe spans large, mid and small cap securities and can be segmented across styles and sectors.

“Risk On” is frequently used term by the media, it is loosely defined as an investment environment where investors are willing to invest money into higher risk assets or investments in order to receive outsized returns.

“Intrinsic Value” means the actual value of a company or an asset based on an underlying perception of its true value including all aspects of the business, in terms of both tangible and intangible factors. This value may or may not be the same as the current market value.

“New Economic Era” the Adviser defines the current investing time as a New Economic Era, one where it believes emerging markets, frontier economies, and commodities will define global macro-economic conditions.

“DOW” the Dow Jones Industrial Average is an American Stock Market index.

“NASDAQ” the National Association of Securities Dealers Automated Quotations is an American stock exchange.

“Gold” the price of Gold is determined through trading in the gold and derivatives markets, but a procedure known as the Gold Fixing in London, provides a daily benchmark price to the industry.

“S&P 500® Index” is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy based on the changing aggregate market value of these 500 stocks.

“Silver” the price of silver is determined through trading in the silver and derivatives market, and driven by supply and demand considerations.

One cannot invest directly in an index.

Annual Report | April 30, 2013	3

Bennett New Economic Era Global Conservative Fund	Performance Overview
April 30, 2013 (Unaudited)

Performance (as of April 30, 2013)

AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception*	Total Annual Fund Expenses	Net Annual Fund Expenses
Bennett New Economic Era Global Conservative Fund - NAV	-8.95%	-20.58%	430.08%	1.49%
Bennett New Economic Era Global Conservative Fund - MOP	-14.19%	-22.99%	430.08%	1.49%
S&P 500® Total Return Index	16.89%	13.17%
MSCI EM (Emerging Markets) TR USD	4.34%	-3.19%

The performance information quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.bennettfunds.com.

* Inception Date: June 1, 2011.

Performance shown at Maximum Offering Price (MOP) includes the Fund’s maximum sales charge of 5.75%. Performance shown at Net Asset Value (NAV) does not include this charge and would have been lower had this charge been taken into account. Total returns assume the reinvestment of all distributions at net asset value and the deduction of all expenses.

The expense ratios shown are from the Fund’s prospectus dated April 18, 2013. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period.

Growth of a Hypothetical $10,000 Investment (June 1, 2011* through April 30, 2013)

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

* Fund inception date of June 1, 2011.

4	www.bennettfunds.com

Bennett New Economic Era Global Growth Fund	Performance Overview
April 30, 2013 (Unaudited)

Performance (as of April 30, 2013)

AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception*	Total Annual Fund Expenses	Net Annual Fund Expenses
Bennett New Economic Era Global Growth Fund - NAV	-14.48%	-23.41%	423.50%	1.53%
Bennett New Economic Era Global Growth Fund - MOP	-19.44%	-25.74%	423.50%	1.53%
S&P 500® Total Return Index	16.89%	13.17%
MSCI EM (Emerging Markets) TR USD	4.34%	-3.19%

The performance information quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.bennettfunds.com.

* Inception Date: June 1, 2011.

Performance shown at Maximum Offering Price (MOP) includes the Fund’s maximum sales charge of 5.75%. Performance shown at Net Asset Value (NAV) does not include this charge and would have been lower had this charge been taken into account. Total returns assume the reinvestment of all distributions at net asset value and the deduction of all expenses.

The expense ratios shown are from the Fund’s prospectus dated April 18, 2013. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period.

Growth of a Hypothetical $10,000 Investment (June 1, 2011* through April 30, 2013)

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

* Fund inception date of June 1, 2011.

Annual Report | April 30, 2013	5

Bennett Group of Funds	Disclosure of Fund Expenses
April 30, 2013 (Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, which include costs for portfolio management, administrative services and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a Fund’s gross income, directly reduce the investment return of the Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in a Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2012 to April 30, 2013.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your Fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual rate of return before expenses. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual rate of return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, if any. In addition, if these transactional costs were included, your costs would have been higher. The “Annualized Expense Ratio” represents the actual expenses for the period indicated.

	Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Annualized Expense Ratio(1)	Expenses Paid During Period(a)
Class A Shares
Bennett New Economic Era Global Conservative Fund
Actual Fund Return	$1,000.00	$913.60	0.93%	$4.41
Hypothetical 5% Annual Return	$1,000.00	$1,020.18	0.93%	$4.66
Bennett New Economic Era Global Growth Fund
Actual Fund Return	$1,000.00	$881.30	0.93%	$4.34
Hypothetical 5% Annual Return	$1,000.00	$1,020.18	0.93%	$4.66

(1)	Annualized, based on the Fund’s most recent fiscal half-year expenses.
(a)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), then divided by 365.

6	www.bennettfunds.com

Bennett New Economic Era Global Conservative Fund	Consolidated Schedule of Investments
April 30, 2013

	Shares	Value

EXCHANGE-TRADED FUNDS - 40.5%
Asset Allocation Fund - 0.4%
CurrencyShares Swiss Franc Trust(a)	17	$1,796

Commodity Funds - 16.0%
ETFS Physical Palladium Shares(a)	83	5,683
ETFS Physical Silver Shares(a)	381	9,148
ETFS Platinum Trust Shares(a)	36	5,315
ProShares® Ultra Gold(a)	768	49,797

		69,943

Equity Funds - 24.1%
Global X FTSE® Colombia 20 ETF	49	990
iShares® FTSE® China 25 Index Fund	26	981
iShares® MSCI All Peru Capped Index Fund	23	916
iShares® MSCI Australia Index Fund	43	1,208
iShares® MSCI Brazil Index Fund	19	1,048
iShares® MSCI Malaysia Index Fund	89	1,408
iShares® MSCI Singapore Index Fund	80	1,155
iShares® MSCI South Africa Index Fund	15	963
iShares® MSCI South Korea Index Fund	17	993
iShares® MSCI Taiwan Index Fund	82	1,148
iShares® MSCI Thailand Index Fund	16	1,520
iShares® MSCI Turkey Index Fund	7	513
Market Vectors® Egypt Index ETF	37	411
Market Vectors® Vietnam ETF	69	1,346
PowerShares® India Portfolio	59	1,116
ProShares® Short Dow30(a)	494	14,830
ProShares® Short MidCap 400(a)	1,033	22,778
ProShares® Short QQQ(a)	980	22,785
ProShares® UltraPro Short QQQ(a)	964	29,122

		105,231

TOTAL EXCHANGE-TRADED FUNDS
(Cost $206,339)		176,970

CLOSED-END FUNDS - 1.3%
Equity Fund - 1.3%
Aberdeen Indonesia Fund, Inc.	412	5,435

TOTAL CLOSED-END FUNDS
(Cost $5,004)		5,435

	Principal Amount	Value

CORPORATE BONDS - 44.0%
Electric - 27.4%
Duke Energy Corp., Senior Unsecured Notes, 5.650%, 06/15/2013	$119,000	119,721

Food - 6.2%
Mondelez International, Inc., Senior Unsecured Notes, 2.625%, 05/08/2013	27,000	27,008

Mining - 10.4%
Alcoa, Inc., Senior Unsecured Notes, 6.000%, 07/15/2013	45,000	45,481

TOTAL CORPORATE BONDS
(Cost $192,280)		192,210

Annual Report | April 30, 2013	7

Bennett New Economic Era Global Conservative Fund	Consolidated Schedule of Investments
April 30, 2013

	Shares	Value
SHORT TERM INVESTMENT - 13.0%
Money Market Fund - 13.0%
Dreyfus Cash Management - Institutional Class, 0.050% 7-day yield	56,720	$56,720

TOTAL SHORT TERM INVESTMENT (Cost $56,720)		56,720

TOTAL INVESTMENTS - 98.8% (Cost $460,343)		431,335

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES - 1.2%		5,398

NET ASSETS - 100.0%		$436,733

(a)	Non-Income Producing Security.

Common Abbreviations:

ETF - Exchange Traded Fund.

FTSE - Financial Times and the London Stock Exchange.

MSCI - Morgan Stanley Capital International.

See Notes to Financial Statements.

8	www.bennettfunds.com

Bennett New Economic Era Global Growth Fund	Consolidated Schedule of Investments
April 30, 2013

	Shares	Value
EXCHANGE-TRADED FUNDS - 78.9%
Asset Allocation Fund - 0.2%
CurrencyShares Swiss Franc Trust(a)	14	$1,479

Commodity Funds - 16.1%
ETFS Physical Palladium Shares(a)	111	7,600
ETFS Physical Silver Shares(a)	635	15,246
ETFS Platinum Trust Shares(a)	48	7,087
ProShares® Ultra Gold(a)	1,121	72,686

		102,619

Equity Funds - 62.6%
Global X FTSE® Colombia 20 ETF	223	4,505
iShares® FTSE® China 25 Index Fund	133	5,019
iShares® MSCI All Peru Capped Index Fund	106	4,220
iShares® MSCI Australia Index Fund	195	5,479
iShares® MSCI Brazil Index Fund	87	4,798
iShares® MSCI Malaysia Index Fund	439	6,945
iShares® MSCI Singapore Index Fund	365	5,270
iShares® MSCI South Africa Index Fund	73	4,687
iShares® MSCI South Korea Index Fund	80	4,674
iShares® MSCI Taiwan Index Fund	374	5,236
iShares® MSCI Thailand Index Fund	73	6,935
iShares® MSCI Turkey Index Fund	70	5,125
Market Vectors® Egypt Index ETF	386	4,292
Market Vectors® Vietnam ETF	322	6,282
PowerShares® India Portfolio	277	5,241
ProShares® Short Dow30(a)	1,291	38,756
ProShares® Short MidCap 400(a)	4,135	91,177
ProShares® Short QQQ(a)	3,926	91,279
ProShares® UltraPro Short QQQ(a)	3,263	98,575

		398,495

TOTAL EXCHANGE-TRADED FUNDS (Cost $564,703)		502,593

CLOSED-END FUNDS - 2.0%
Equity Fund - 2.0%
Aberdeen Indonesia Fund, Inc.	995	13,124

TOTAL CLOSED-END FUNDS (Cost $12,067)		13,124

	Principal Amount	Value
CORPORATE BONDS - 8.7%
Mining - 8.7%
Alcoa, Inc., Senior Unsecured Notes, 6.000%, 07/15/2013	$55,000	55,588

TOTAL CORPORATE BONDS (Cost $55,591)		55,588

Annual Report | April 30, 2013	9

Bennett New Economic Era Global Growth Fund	Consolidated Schedule of Investments
April 30, 2013

	Shares	Value
SHORT TERM INVESTMENT - 9.1%
Money Market Fund - 9.1%
Dreyfus Cash Management - Institutional Class, 0.050% 7-day yield	57,764	$57,764

TOTAL SHORT TERM INVESTMENT (Cost $57,764)		57,764

		Value
TOTAL INVESTMENTS - 98.7% (Cost $690,125)		629,069

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES - 1.3%		8,131

NET ASSETS - 100.0%		$637,200

(a)	Non-Income Producing Security.

Common Abbreviations:

ETF - Exchange Traded Fund.

FTSE - Financial Times and the London Stock Exchange.

MSCI - Morgan Stanley Capital International.

See Consolidated Notes to Financial Statements.

10	www.bennettfunds.com

Bennett Group of Funds	Consolidated Statements of Assets and Liabilities
April 30, 2013

	Bennett New Economic Era Global Conservative Fund	Bennett New Economic Era Global Growth Fund

Assets:
Investments, at value(a)	$431,335	$629,069
Receivables:
Receivable for investments sold	7,072	–
Receivable from investment adviser	5,239	28,794
Interest receivable	3,676	975
Prepaid expenses	22,032	18,949

Total assets	469,354	677,787

Liabilities:
Payables:
Administrator fees	8,180	12,416
Audit fees	14,006	14,006
Legal fees	2,371	3,212
12b-1 fees - Class A	91	134
Trustees’ fees	–	1,836
Transfer agent fees	3,579	3,940
Other	4,394	5,043

Total liabilities	32,621	40,587

Net Assets	$436,733	$637,200

Net Assets Consist of:
Paid-in capital	474,223	709,112
Accumulated net investment loss	(793)	(1,526)
Accumulated net realized loss on investments	(7,689)	(9,330)
Net unrealized depreciation on investments	(29,008)	(61,056)

Net Assets	$436,733	$637,200

Investments, at Cost	$460,343	$690,125

Class A Shares
Shares of common stock outstanding	54,330	84,953

Net asset value and redemption price per share	$8.04	$7.50

Maximum offering price per share(b)	$8.53	$7.96

Maximum sales charge per share	5.75%	5.75%

(a)	See Note C in Notes to Financial Statements.
(b)	Net asset value divided by (100% less maximum sales charge), adjusted to the nearest cent.

See Consolidated Notes to Financial Statements.

Annual Report | April 30, 2013	11

Bennett Group of Funds	Consolidated Statements of Operations
For the Year Ended April 30, 2013

	Bennett New Economic Era Global Conservative Fund	Bennett New Economic Era Global Growth Fund

Investment Income
Dividends	$235	$357
Interest	394	152

Total Investment Income	629	509

Fund Expenses
Advisory fees	535	703
Administrative services fees	42,537	48,060
Accounting fees	31,319	41,437
Audit fees	14,000	14,000
Legal fees	10,382	12,136
Transfer agent fees	38,677	44,588
12b-1 fees - Class A	440	596
Registration fees	22,170	22,180
Trustees’ fees	24,965	33,813
Reports to shareholders	5,273	5,711
Custody fees	3,582	3,656
Miscellaneous expenses	2,016	2,497

Total Expenses	195,896	229,377
Less fees waived/reimbursed	(194,255)	(227,156)

Net Expenses	1,641	2,221

Net Investment Loss	(1,012)	(1,712)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	1,492	(360)
Net change in unrealized depreciation on investments	(27,726)	(59,596)

Net Realized and Unrealized Loss on Investments	(26,234)	(59,956)

Net Decrease in Net Assets Resulting from Operations	$(27,246)	$(61,668)

See Consolidated Notes to Financial Statements.

12	www.bennettfunds.com

Bennett New Economic Era Global Conservative Fund	Consolidated Statements of Changes in Net Assets

	For the Year Ended April 30, 2013	For the Period June 1, 2011(a) to April 30, 2012

Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(1,012)	$(172)
Net realized gain (loss) on investments	1,492	(9,655)
Net change in unrealized depreciation on investments	(27,726)	(1,282)

Net decrease in net assets resulting from operations	(27,246)	(11,109)

Capital Share Transactions
Proceeds from sale of Class A shares	450,244	53,750
Value of redemptions of Class A shares	(28,906)	–

Net increase in net assets from capital share transactions	421,338	53,750

Net increase in net assets	394,092	42,641
Net Assets:
Beginning of period	42,641	–

End of period*	$436,733	$42,641

*Includes accumulated net investment loss of:	$(793)	$(9)

Shares Issued:
Shares issued - Class A	52,964	4,827
Shares redeemed - Class A	(3,461)	–

Net increase from shares issued and redeemed	49,503	4,827

(a)	Commencement of Operations.

See Consolidated Notes to Financial Statements.

Annual Report | April 30, 2013	13

Bennett New Economic Era Global Growth Fund	Consolidated Statements of Changes in Net Assets

	For the Year Ended April 30, 2013	For the Period June 1, 2011(a) to April 30, 2012

Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(1,712)	$(214)
Net realized loss on investments	(360)	(9,930)
Net change in unrealized depreciation on investments	(59,596)	(1,460)

Net decrease in net assets resulting from operations	(61,668)	(11,604)

Capital Share Transactions
Proceeds from sale of Class A shares	688,879	63,750
Value of redemptions of Class A shares	(42,157)	–

Net increase in net assets from capital share transactions	646,722	63,750

Net increase in net assets	585,054	52,146
Net Assets:
Beginning of period	52,146	–

End of period*	$637,200	$52,146

*Includes accumulated net investment loss of:	$(1,526)	$(51)

Shares Issued:
Shares issued - Class A	84,251	5,944
Shares redeemed - Class A	(5,242)	–

Net increase from shares issued and redeemed	79,009	5,944

(a)	Commencement of Operations.

See Consolidated Notes to Financial Statements.

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Bennett New Economic Era Global Conservative Fund	Consolidated Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Year Ended April 30, 2013 (a)		For the Period June 1, 2011(b) to April 30, 2012
Net Asset Value, Beginning of Period	$8.83		$12.50
LOSS FROM INVESTMENT OPERATIONS
Net investment Loss(c)	(0.05)		(0.05)
Net Losses on Securities (Realized and Unrealized)	(0.74)		(3.62)

Total Loss from investment operations	(0.79)		(3.67)

LESS DISTRIBUTIONS FROM
From Investment Income	–		–
From Realized Gains	–		–

Total Distributions	–		–

Net Decrease in net asset value	(0.79)		(3.67)

Net Asset Value, End of Period	$8.04		$8.83

Total Return(d)	(8.95%)		(29.36	%)(e)
Net Assets, End of Period (thousands)	$437		$43

Ratios to average net assets:
Ratio of Expenses (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	111.23%		429.52	%(f)(g)(h)
Ratio of Net Expenses	0.93%		0.93	%(f)(g)(h)
Ratio of Net Investment Loss	(0.57%)		(0.53	%)(f)
Portfolio Turnover Rate(e)	182	%(i)	–

(a)

The information provided below for the year ended April 30, 2013 has been audited by Cohen Fund Audit Services, Ltd., independent registered public accounting firm. The information for prior period has been audited by predecessor independent registered public accounting firm.

(b)	Commencement of Operations.
(c)	Calculated using the average shares method.
(d)	Total return excludes sales charge.
(e)	Non-Annualized.
(f)	Annualized.
(g)	Represents the combined ratios for the respective Fund and its respective pro-rata share of its Master Series.
(h)	Because of commencement of operations and related preliminary transaction cost, these ratios are not necessarily indicative of future ratios.
(i)

Portfolio turnover includes purchases and sales by the Bennett New Economic Era Global Conservative Series for the period May 1, 2012 through December 7, 2012. See Footnote A in the Consolidated Notes to Financial Statements for more information.

See Consolidated Notes to Financial Statements.

Annual Report | April 30, 2013	15

Bennett New Economic Era Global Growth Fund	Consolidated Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Year Ended April 30, 2013 (a)		For the Period June 1, 2011(b) to April 30, 2012
Net Asset Value, Beginning of Period	$8.77		$12.50
LOSS FROM INVESTMENT OPERATIONS
Net investment Loss(c)	(0.06)		(0.06)
Net Losses on Securities (Realized and Unrealized)	(1.21)		(3.67)

Total Loss from investment operations	(1.27)		(3.73)

LESS DISTRIBUTIONS FROM
From Investment Income	–		–
From Realized Gains	–		–

Total Distributions	–		–

Net Decrease in net asset value	(1.27)		(3.73)

Net Asset Value, End of Period	$7.50		$8.77

Total Return(d)	(14.48%)		(29.84	%)(e)
Net Assets, End of Period (thousands)	$637		$52

Ratios to average net assets:
Ratio of Expenses (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	96.16%		422.92	%(f)(g)(h)
Ratio of Net Expenses	0.93%		0.95	%(f)(g)(h)
Ratio of Net Investment Loss	(0.72%)		(0.64	%)(f)
Portfolio Turnover Rate(e)	203	%(i)	–

(a)

The information provided below for the year ended April 30, 2013 has been audited by Cohen Fund Audit Services, Ltd., independent registered public accounting firm. The information for prior period has been audited by predecessor independent registered public accounting firm.

(b)	Commencement of Operations.
(c)	Calculated using the average shares method.
(d)	Total return excludes sales charge.
(e)	Non-Annualized.
(f)	Annualized.
(g)	Represents the combined ratios for the respective Fund and its respective pro-rata share of its Master Series.
(h)	Because of commencement of operations and related preliminary transaction cost, these ratios are not necessarily indicative of future ratios.
(i)

Portfolio turnover includes purchases and sales by the Bennett New Economic Era Global Growth Series for the period May 1, 2012 through December 7, 2012. See Footnote A in the Consolidated Notes to Financial Statements for more information.

See Consolidated Notes to Financial Statements.

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Bennett Group of Funds	Consolidated Notes to Financial Statements
April 30, 2013

A. ORGANIZATION:

The Bennett New Economic Era Global Conservative Fund and Bennett New Economic Era Global Growth Fund (each, a “Fund” and collectively, the “Funds”) each is a series of the Bennett Group of Funds (the “Trust”). The Trust is an open-end investment management company established under Delaware law as a statutory trust on September 15, 2010. The Trust’s Agreement and Declaration of Trust permits the Trust to offer separate series (“funds”) of beneficial interest (“shares”). The Trust reserves the right to create and issue shares of additional funds. Each Fund’s portfolio of assets is “non-diversified” as defined by the Investment Company Act of 1940, as amended (“1940 Act”). The Bennett New Economic Era Global Conservative Fund seeks capital preservation and, secondarily, long-term capital appreciation. The Bennett New Economic Era Global Growth Fund seeks long-term capital appreciation and, secondarily, capital preservation.

Effective August 28, 2012, the names of the Bennett Conservative Fund and Bennett Growth Fund were changed to the Bennett New Economic Era Global Conservative Fund and Bennett New Economic Era Global Growth Fund, respectively.

Prior to December 7, 2012, each Fund was a feeder fund that pursued its investment objective by investing substantially all of its assets in a corresponding master fund under a “master-feeder” structure. The master funds in which the Funds invested were, correspondingly, the Bennett New Economic Era Global Conservative Series and Bennett New Economic Era Global Growth Series (the “Master Series”), each a series of the Bennett Group Master Funds. The Master Series were funds of funds that invested their assets in a diversified group of unaffiliated mutual funds and exchange-traded funds (the “Underlying Funds”). The Board of Trustees approved a Plan of Liquidation (the “Plan”) that accomplished the complete liquidation of the Bennett New Economic Era Global Convervative Series and the Bennett New Economic Era Global Growth Series (each a “Series”). Effective December 10, 2012, the Funds no longer invested in a master fund and began to operate as stand alone funds, managed by Bennett Group Financial Services, LLC (the “Adviser”). Of the amounts shown as investment income on the Consolidated Statements of Operations, $263 and $375 were allocated from the Bennett New Economic Era Global Conservative Series and the Bennett New Economic Era Global Growth Series, respectively, prior to liquidation. Of the amounts shown as realized gains (losses) on the Consolidated Statements of Operations, $1,935 and $(18) were allocated from the Bennett New Economic Era Global Conservative Series and the Bennett New Economic Era Global Growth Series, respectively, prior to liquidation. Of the amounts shown as expenses on the Consolidated Statements of Operations, $46,130 and $46,091 were allocated from the Bennett New Economic Era Global Conservative Series and the Bennett New Economic Era Global Growth Series, respectively, prior to liquidation.

Effective December 10, 2012, the Bennett New Economic Era Global Conservative Fund and Bennett New Economic Era Global Growth Fund each wholly owns and controls a company organized under the laws of the Cayman Islands: the Bennett Conservative Cayman Series and Bennett Growth Cayman Series, (each, a “Subsidiary,” or collectively, the “Subsidiaries”), respectively. The Subsidiaries are not registered as investment companies under the Investment Company Act of 1940, as amended. Prior to December 10, 2012, the Subsidiaries were held in the Master Series.

The Trust has authorized and allocated to the Funds an unlimited number of shares of beneficial interest with no par value to the Funds’ Shares. Each Fund offers Class A Shares and Class I Shares. Class A Shares have a maximum up-front sales charge of 5.75% as a percentage of the original purchase price. Purchases of $1 million or more in Class A Shares will not be subject to an up-front sales charge. Class I Shares have no up-front sales charge. As of April 30, 2013, Class I shares have not commenced operations.

B. BASIS FOR CONSOLIDATION:

The Subsidiaries commenced operations on June 1, 2011. The Funds commenced reporting on a consolidated basis as of December 10, 2012, in accordance with the accounting rules relating to consolidation of a wholly owned subsidiary. Prior to December 10, 2012, the Subsidiaries were consolidated in the respective Master Series.

Each Fund may gain exposure to the natural resources/commodities markets by investing up to 25% of its assets in its corresponding Subsidiary. Certain officers of the Adviser, who are also officers of the Trust, serve as the Directors of each Subsidiary. Each Fund and Subsidiary are both managed by the Adviser. Furthermore, the Funds’ Board of Trustees has oversight responsibility for the investment activities of each Fund, including with respect to each Fund’s investment in its corresponding Subsidiary. The Funds’ Board of Trustees will oversee the activities of the Subsidiaries because of the Funds’ ownership and control of the Subsidiaries, and will be able to direct the Funds to withdraw from the Subsidiaries at any time. Further, due to the Funds ownership interests in Subsidiaries, the Board of Trustees of the Funds will be involved in any extraordinary decisions related to the Subsidiaries.

To the extent of each Fund’s investment through a Subsidiary, the Fund will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in a Subsidiary, each Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiaries are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund.

Annual Report | April 30, 2013	17

Bennett Group of Funds	Consolidated Notes to Financial Statements
April 30, 2013

Fund	Subsidiaries	Total Subsidiary Net Assets Held at 4/30/13	Percentage of Funds’ Total Net Assets Invested in Subsidiary Held at 4/30/13
Bennett New Economic Era Global Conservative Fund	Bennett Conservative Cayman Series	$48,043	11.00%
Bennett New Economic Era Global Growth Fund	Bennett Growth Cayman Series	$88,522	13.89%

The accompanying consolidated financial statements include all assets, liabilities, revenues, and expenses of each Fund and its wholly owned subsidiary.

C. SIGNIFICANT ACCOUNTING POLICIES:

The preparation of the financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosure in the financial statements. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation: In calculating net asset value (“NAV”), each Fund generally values its investment portfolio at market price. If market prices are not readily available or the Adviser reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market close, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees of the Fund. The Board has delegated to the Adviser, subject to the Board’s continuing oversight, the implementation of the methods used to fair value a security. The Funds’ determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

With respect to any non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

The Financial Accounting Standards Board’s (“FASB”) “Fair Value Measurements and Disclosures” defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, which segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:

•	Level 1 – quoted prices in active markets for identical securities, which include:

Equity securities, including restricted securities, for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded; and investments in open-end mutual funds, which are valued at their closing net asset value each business day.

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), which include:

Equity securities for which there were no sales or closing prices for that day, that are valued at the last quoted bid price, or that may be valued using the last available price;

Foreign equity securities for which a fair value price is provided by IDC;

Debt securities, including restricted securities, that are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services that utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices; and

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Bennett Group of Funds	Consolidated Notes to Financial Statements
April 30, 2013

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used.

Valuation levels are not necessarily an indication of the risk associated with investing in those securities and changes in valuation techniques or inputs may result in transfers in or out of an assigned level within the disclosure hierarchy. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period is required. The Funds did not have any fair valuations using significant unobservable inputs at April 30, 2013 or during the year then-ended.

The following is a summary of the inputs used to value the Funds as of April 30, 2013.

Bennett New Economic Era Global Conservative Fund:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Exchange-Traded Funds	$176,970	$–	$–	$176,970
Closed-End Funds	5,435	–	–	5,435
Corporate Bonds	–	192,210	–	192,210
Short Term Investment	56,720	–	–	56,720

Total	$239,125	$192,210	$–	$431,335

Bennett New Economic Era Global Growth Fund:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Exchange-Traded Funds	$502,593	$–	$–	$502,593
Closed-End Funds	13,124	–	–	13,124
Corporate Bonds	–	55,588	–	55,588
Short Term Investment	57,764	–	–	57,764

Total	$573,481	$55,588	$–	$629,069

*	See Consolidated Schedule of Investments for industry classification.

The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred. The Funds did not have any transfers between Level 1 and Level 2 or between Level 2 and Level 3 during the year ended April 30, 2013.

Exchange-Traded Funds: The Funds invest in exchange-traded funds (“ETFs”). ETFs are exchange-traded interests in an investment fund that may hold a variety of assets, such as stocks, bonds or commodities. Most ETF portfolios are designed to replicate or track the composition and/or performance of a particular benchmark or index. The performance of an ETF will not necessarily track the performance of the underlying assets exactly due to transaction and other expenses, including fees payable to service providers, which are borne by the investment fund. Examples of such products include S&P Depositary Receipts (“SPDRs”), including SPDR Gold Shares, World Equity Benchmark Series (“WEBs”), NASDAQ 100 tracking shares (“QQQs”), Dow Jones Industrial Average Instruments (“DIAMONDS”), and Optimized Portfolios As Listed Securities (“OPALS”). Investments in ETFs involve the same risks associated with a direct investment in the underlying assets. There can be no assurance that the trading price of ETFs will equal the underlying value of the basket of assets held by the investment fund. ETFs are subject to the following risks that do not apply to other funds: (i) the market price of the ETF’s shares may trade at a discount to their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Investments in ETFs may constitute investments in other investment companies and, therefore, the Funds, and Underlying Funds may be subject to the same investment restrictions with respect to ETFs as with other investment companies.

2. Investment Transactions, Investment Income and Expenses: Security transactions are accounted for as of the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost.

Annual Report | April 30, 2013	19

Bennett Group of Funds	Consolidated Notes to Financial Statements
April 30, 2013

Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Expenses attributable to a specific Fund shall be payable solely out of the assets of that Fund. Expenses not attributable to a specific Fund are allocated to the Funds, based on relative net assets.

D. INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS:

1. Investment Adviser: The Trust, on behalf of each Fund, shall pay the Adviser from each Fund’s respective assets at an annual rate of 0.25%, as a percentage of each Fund’s average daily net assets. The Administrative Services Agreement may be terminated without penalty on 60 days’ notice by the Trust or by the Adviser.

The Trust, on behalf of the Funds, has entered into an administrative agreement (the “Administrative Services Agreement”) with the Adviser dated March 1, 2011. Under the terms of the Administrative Services Agreement, the Adviser provides certain administrative services for the Funds. As compensation for the administrative services rendered under the Administrative Services Agreement, The Trust, on behalf of the Funds, has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser dated March 1, 2011. Under the terms of the Advisory Agreement, the Adviser is responsible for the management of the Funds’ assets. Each Fund pays the Adviser an investment management fee for its services at an annual rate of 0.25% of each Fund’s average daily net assets.

The Adviser has entered into an agreement with the Trust, whereby the Adviser has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Bennett New Economic Era Global Conservative Fund and Bennett New Economic Era Global Growth Fund (excluding acquired fund fees and expenses, Rule 12b-1 fees, interest, taxes, and non-routine or extraordinary expenses) as a percentage of average daily net assets as shown in the table below. The agreement will remain in effect through August 28, 2022. On August 28 of each year, the waiver agreement will renew automatically for an additional year, so that the agreement will have a perpetual ten-year term. Pursuant to its expense limitation agreement with the Funds, the Adviser is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and expense payments, to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived or expenses were paid. These waivers and reimbursements may be terminated only by mutual agreement of the Adviser and the Fund.

Funds	Expense Limits	Expires April 30, 2015	Expires April 30, 2016
Bennett New Economic Era Global Conservative Fund	0.68%	$ 138,385	$ 194,255
Bennett New Economic Era Global Growth Fund	0.70%	140,781	227,156

Certain organizational expenses for the Funds were paid by the Adviser and are not subject to recoupment.

2. Distribution and Service Fees: Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted Class A Distribution and Service (12b-1) Plans (the “Plans”), which are applicable to each Fund. The Plans permit the Funds to pay for certain distribution, promotional, and related expenses involved in the marketing of Fund shares. Pursuant to the Plans, the Funds may pay the Distributor and Adviser a fee, not to exceed 0.25% in the aggregate of each Fund’s respective average daily net assets on an annual basis, for marketing activities (“Marketing Services”). Marketing Services include, among other things, the preparation and distribution of advertisements, sales literature and prospectuses and reports used for sales purposes, as well as compensation related to sales and marketing personnel and payments to dealers and others for marketing related services. The fee may also be used to compensate dealers and others that have entered into an agreement with the Distributor or the Adviser for Marketing Services.

3. Fees Paid to Trustees and Officers: Certain Trustees and Officers of the Adviser are also Trustees and Officers of the Trust. Only the Independent Trustees receive compensation from the Trust. Each Independent Trustee receives $15,000 from the Trust annually.

4. Other Service Providers: Effective December 17, 2012, on behalf of the Funds, the Trust has entered into an Administration and Accounting Service Agreement with ALPS Fund Services, Inc., to provide administrative and fund accounting services under an Administration, Bookkeeping and Pricing Services Agreement and to act as Transfer and Shareholder Services Agent under a Transfer Agency Service Agreement. Effective December 17, 2012, the Trust has also entered into a Custody Services Agreement with Union Bank, N.A., to serve as Custodian. Effective December 17, 2012, the Trust entered into a Distribution Agreement with ALPS Distributors, Inc., to serve as the principal underwriter and distributor for the Trust.

Prior to December 17, 2012, the Trust had an Administration and Accounting Service Agreement with BNY Mellon Investment Servicing (US) Inc., to provide administrative and fund accounting services and to act as Transfer and Shareholder Services Agent under a Transfer Agency Service Agreement. Prior to December 17, 2012, the Trust also had a Custody Services Agreement with The Bank of New York Mellon, to serve as Custodian and an Underwriting Agreement with Foreside Fund Services, LLC, to serve as the principal underwriter and distributor for the Trust.

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Bennett Group of Funds	Consolidated Notes to Financial Statements
April 30, 2013

E. FEDERAL INCOME TAXES:

Each Fund intends to elect and qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

As of and during the year ended April 30, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the year, the Funds did not incur any interest or penalties. The Funds file U.S. federal, state, and local tax returns as required. The Funds’returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Each Fund normally distributes ordinary income and capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income each Fund receives from its investments, including distributions of short-term capital gains. Capital gain distributions are derived from gains realized when each Fund sells a security it has owned for more than a year. Each Fund may make additional distributions and dividends at other times if the portfolio manager believes doing so may be necessary for each Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. Distributions are recorded on the ex dividend date.

F. TAX BASIS INFORMATION:

For the year ended April 30, 2013, the following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect tax character:

	Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss) on Investments	Paid-in Capital
Bennett New Economic Era Global Conservative Fund	$228	$418	$(646)
Bennett New Economic Era Global Growth Fund	237	904	(1,141)

Included in the amounts reclassified was a net operating loss of $182 for Bennett New Economic Era Global Conservative Fund and $163 for Bennett New Economic Era Global Growth Fund.

At April 30, 2013, the components of distributable earnings on a tax basis were as follows:

	Bennett New Economic Era Global Conservative Fund	Bennett New Economic Era Global Growth Fund
Accumulated capital losses	$(6,648)	$(9,330)
Net unrealized depreciation on investments	(30,049)	(61,056)
Other cumulative effect of timing differences	(793)	(1,526)

Total	$(37,490)	$(71,912)

The difference between book basis and tax-basis net unrealized depreciation for the Bennett New Economic Era Global Conservative Fund is attributable to the investments in partnerships, wash sales and certain other investments. Pursuant to federal income tax regulations applicable to investment companies, recognition of capital losses on certain transactions is deferred until the subsequent tax year.

Bennett New Economic Era Global Conservative Fund and Bennett New Economic Era Global Growth Fund elect to defer to the year ending April 30, 2014, late year ordinary losses in the amounts of $806 and $1,537 respectively.

Bennett New Economic Era Global Growth Fund elects to defer to the year ending April 30, 2014, capital loss recognized during the period November 1, 2012 to April 30, 2013 in the amount of $80.

Annual Report | April 30, 2013	21

Bennett Group of Funds	Consolidated Notes to Financial Statements
April 30, 2013

At April 30, 2013, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes:

	Bennett New Economic Era Global Conservative Fund	Bennett New Economic Era Global Growth Fund
Gross appreciation (excess of value over tax cost)	$740	$3,786
Gross depreciation (excess of tax cost over value)	(30,789)	(64,842)

Net unrealized depreciation	$(30,049)	$(61,056)

Cost of Investments for income tax purposes	$461,384	$690,125

POST-ENACTMENT CAPITAL LOSSES:

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital.

Capital losses carried forward were as follows:

Funds	Short-Term	Long-Term
Bennett New Economic Era Global Conservative Fund	$6,627	$21
Bennett New Economic Era Global Growth Fund	$9,182	$68

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by each Fund.

During the year ended April 30, 2013 and the period ended April 30, 2012, the Funds did not make any distributions.

G. PURCHASES AND SALES OF SECURITIES:

For the year ended April 30, 2013, the Funds made the following purchases and sales of investment securities, other than short-term investments and U.S. government securities:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Bennett New Economic Era Global Conservative Fund	$642,603	$270,336
Bennett New Economic Era Global Growth Fund	1,033,727	444,960

For the year ended April 30, 2013, the Funds made the following purchases and sales of U.S. government securities:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Bennett New Economic Era Global Conservative Fund	$0	$19,354
Bennett New Economic Era Global Growth Fund	0	11,867

H. INDEMNIFICATIONS; CONTRACTUAL OBLIGATIONS:

Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of the duties to the Funds.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

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Bennett Group of Funds	Consolidated Notes to Financial Statements
April 30, 2013

I. BENEFICIAL OWNERSHIP:

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of either Fund creates a presumption of control of that Fund, under section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2013, Charles Schwab & Co., Inc. owned, of record or beneficially, 72.37% of the Bennett New Economic Era Global Conservative Fund and 81.79% of the Bennett New Economic Era Global Growth Fund.

J. SUBSEQUENT EVENTS:

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. On June 26, 2013, the Board of Trustees of the Funds unanimously voted and approved a proposal to liquidate and dissolve the Funds. The liquidation and dissolution is expected to take effect on August 1, 2013.

Annual Report | April 30, 2013	23

Bennett Group of Funds	Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

Bennett Group of Funds

We have audited the accompanying consolidated statements of assets and liabilities, including the consolidated schedules of investments, of Bennett Group of Funds, comprising Bennett New Economic Era Global Conservative Fund and Bennett New Economic Era Global Growth Fund (the “Funds”), as of April 30, 2013, and the related consolidated statements of operations, changes in net assets, and the consolidated financial highlights for the year then ended. These consolidated financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these consolidated financial statements and financial highlights based on our audit. The consolidated statements of changes in net assets and financial highlights for the period indicated prior to April 30, 2013, were audited by another independent registered public accounting firm, which expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting Bennett Group of Funds as of April 30, 2013, the results of their operations, changes in their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The accompanying consolidated financial statements of Bennett New Economic Era Global Conservative Fund and Bennett New Economic Era Global Growth Fund have been prepared assuming that those Funds will continue as going concerns. As discussed in Note J to the consolidated financial statements, the Board of Trustees of Bennett Group of Funds approved the liquidation of the Funds on June 26, 2013, which indicates these Funds are not going concerns. The consolidated financial statements do not include any adjustments that might be necessary upon liquidation.

COHEN FUND AUDIT SERVICES, LTD.

Cleveland, Ohio

July 1, 2013

24	www.bennettfunds.com

Bennett Group of Funds	Additional Information
April 30, 2013 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Adviser’s Proxy Voting and Disclosure Policy are included as Appendix B to the Funds’ Statement of Additional Information and are available, (1) without charge, upon request, by calling 1–855-606-8290 and (2) on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12–month period ended June 30 will be available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N–Q. The Funds’ Forms N–Q are available on the SEC’s website at http://www.sec.gov. You may review and make copies at the SEC’s Public Reference Room in Washington, D.C. Additionally, you may obtain copies of the Funds’ Form N–Q by calling the Funds at 1–855-606-8290. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1–800–732–0330.

3. BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At a meeting held on December 12, 2012 (the “Meeting’), the Board of Trustees of the Trust considered the continuation of the Investment Advisory Agreement between the Trust and the Adviser with regard to each Fund. At the Meeting, the Independent Trustees reported to the full Board their considerations with respect to the Investment Advisory Agreement, and the Board, including a majority of Independent Trustees, considered and approved the renewal of the Investment Advisory Agreement. The Investment Advisory Agreement was approved for a one year period.

In determining whether to approve the Investment Advisory Agreement for another year, the Board considered the written information received in advance of the Meeting, which included: (i) a copy of the current Investment Advisory Agreement; (ii) information describing the nature, quality and extent of the services that the Adviser will provide to the Funds; (iii) information describing the Adviser’s personnel and operations; (iv) information describing the level of advisory fees to be charged to the Funds by the Adviser; (v) information describing the Adviser’s compliance program; (vi) information describing each Fund’s anticipated operating expenses; and (vii) information describing the Adviser’s business and operations. The Board also considered the presentations made by, and discussions held with, personnel of the Adviser at the Meeting and during the course of the prior year.

In considering the information and materials described above, the Independent Trustees received assistance from counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of investment company advisory agreements. Following a discussion with the Adviser regarding the Funds and their operations and the materials provided to the Board for the Meeting, the Independent Trustees met in executive session to further discuss the Board materials and the renewal of the Investment Advisory Agreement.

With respect to the nature, extent and quality of the services expected to be provided by the Adviser under the Investment Advisory Agreement, the Board considered the specific investment process to be employed by the Adviser in managing the assets of the Funds; the qualifications of the investment team; and the Adviser’s investment infrastructure and whether it appears to adequately support each Fund’s strategy. Based on the information provided to the Board in the Meeting materials, the Board concluded that the nature, extent and quality of the advisory services expected to be provided by the Adviser were appropriate for each Fund in light of its investment objective and, thus, supported a decision to approve the Investment Advisory Agreement.

The Board carefully considered the fees payable by each Fund to the Adviser under the Investment Advisory Agreement. The Board discussed with the Adviser the amount of work involved in supporting the management of each Fund’s investment strategy, and it was noted that each Fund would require as much diligence as the other. The Board evaluated the Adviser’s annual operating costs and profitability in serving as the Funds’ adviser, including the costs associated with the Adviser’s operations. It noted that the Adviser had committed to support the operation of the Funds through a fee waiver agreement. The Board considered the Adviser’s financial strength and the entrepreneurial risk undertaken by the Adviser in sponsoring the Funds. In response to a request from the Trustees, the Adviser provided further detail about, and reviewed, its balance sheet and income statement. The Board was satisfied with the financial information provided. The Board also considered the potential benefits to the Adviser from acting as investment adviser to the Funds. After considering the costs incurred by the Adviser in rendering its services, the Board concluded that the level of fees currently paid to the Adviser were within a reasonable range for the services provided.

The Board considered the Adviser’s investment performance managing the Funds as a factor in evaluating the Investment Advisory Agreement. The Board acknowledged the Funds’ brief operating history and, as a result, their limited performance record. The Board concluded that the

Annual Report | April 30, 2013	25

Bennett Group of Funds	Additional Information
April 30, 2013 (Unaudited)

experience of the Adviser’s portfolio manager, coupled with the Adviser’s investment process, also supported a decision to approve the Investment Advisory Agreement.

After further discussion and consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including a majority of the Independent Trustees, concluded that the continuation of the Investment Advisory Agreement was in the best interests of the Trust, and approved the continuation of the Investment Advisory Agreement with, and the fees to be paid to, the Adviser.

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Bennett Group of Funds	Fund Management
April 30, 2013 (Unaudited)

The business and affairs of the Trust are managed under the direction of its Board. The Trust’s Trustees and principal officers are noted in the table below along with their ages and their business experience for the past five years. The Trustees serve for indefinite terms until their resignation, death or removal. The Trust’s officers are elected annually by the Board and serve at the Board’s pleasure.

INTERESTED TRUSTEE

Name, Address and Age	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Fund Complex Overseen by Trustee or Officer	Directorships Held by Trustee or Officer

Dawn J. Bennett 5335 Wisconsin Ave. NW, Suite 500 Washington, D.C. 20015 Age: 49	Chairperson and President	Since 2011	Chief Executive Officer — Bennett Group Financial Services, LLC (2006-Present); formerly Senior Vice President/Investment Officer — Legg Mason Wood Walker, Inc.	2	None

INDEPENDENT TRUSTEES

Name, Address and Age	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Fund Complex Overseen by Trustee or Officer	Directorships Held by Trustee or Officer

Stephen W. Bosworth 5335 Wisconsin Ave. NW, Suite 500 Washington, D.C. 20015 Age: 72	Independent Trustee	Since 2011	Dean of The Fletcher School of Law and Diplomacy at Tufts University (2001- Present); U.S. Special Representative for North Korea Policy (2009-2011)	2	International Textile Group Inc.

David G. Chrencik 5335 Wisconsin Ave. NW, Suite 500 Washington, D.C. 20015 Age: 64	Independent Trustee	Since 2011	Director to Vericimetry Funds and GeoGreen Biofuels, Inc., Vice President, Finance, Chief Financial Officer, Secretary and Director (May 2010-present); PricewaterhouseCoopers LLP, Partner (1972-2009)	2	Vericimetry Funds (1 portfolio)

Ronald E. Toupin, Jr. 5335 Wisconsin Ave. NW, Suite 500 Washington, D.C. 20015 Age: 53	Independent Trustee	Since 2011	Self-Employed Portfolio Consultant (2010-Present). Formerly Vice President, Manager and Portfolio Manager of Nuveen Asset Management (1998-1999), Vice President of Nuveen Investment Advisory Corporation (1993-1999), Vice President and Manager of Nuveen Unit Investment Trusts (1991-1999), and Assistant Vice President and Portfolio Manager of Nuveen Unit Investment Trusts (1988- 1999), each of John Nuveen & Company, Inc. (1982-1999)	2	Guggenheim Funds (51 portfolios)

Annual Report | April 30, 2013	27

Bennett Group of Funds	Fund Management
April 30, 2013 (Unaudited)

THE OFFICERS OF THE TRUST NOT NAMED ABOVE ARE:

Name, Address and Age	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Officer

Tim Augustin 5335 Wisconsin Ave. NW, Suite 500 Washington, D.C. 20015 Age: 43	Treasurer and Secretary	Since 2011	Chief Operating Officer, Bennett Group Financial Services, LLC (2006-Present), Chief Compliance Officer (2006 -10/2011) Bennett Group Financial Services, LLC	2	N/A

Matthew Okolita 5335 Wisconsin Ave. NW, Suite 500 Washington, D.C. 20015 Age: 31	Compliance Officer	Since 2011	Chief Compliance Officer, Bennett Group Financial Services, LLC (2011 – Present), Chief Compliance Officer and Counsel, Highland Capital Management, LP (2008 – 2011), Associate, NewStar Financial, Inc. (2006-2007)	2	N/A

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IMPORTANT INFORMATION

An investment in the Bennett Group of Funds is subject to risk, including the possible loss of principal. Foreign investing involves certain risks and increased volatility not associated with investing solely in the U.S. These risks include currency fluctuations, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. These risks are magnified in emerging markets. Small-sized and mid-sized company investments typically involve greater risk than investing in larger, more established companies. Industry concentration risk is that any negative development affecting the industry has a greater impact than for a fund that is not over weighted in that industry. The Funds may invest in exchange-traded funds (ETFs) which are subject to additional risks that do not apply to conventional mutual funds, including the risk that the market price of an ETFs shares may trade at a discount to its net asset value (NAV). Investing in the subsidiary indirectly exposes the Funds to commodity- related investment risk. The Funds are subject to these and other risks, which are discussed in greater detail in the Funds’ prospectus.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of its management, and other information.

The Bennett Group of Funds are distributed by ALPS Distributors, Inc.

Item 2. Code of Ethics.

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of trustees has determined that David G. Chrencik is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by Ernest & Young LLP for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for fiscal year 2012 and by Cohen Fund Audit Services for fiscal year 2013 were $24,000 in 2012 and $23,000 for 2013.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by Ernest & Young LLP that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item for fiscal year 2012 and by Cohen Fund Audit Services for fiscal year 2013 were $0 in 2012 and $0 for 2013.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by Ernest & Young LLP for fiscal year 2012 and by Cohen Fund Audit Services for fiscal year 2013 for tax compliance, tax advice, and tax planning were $0 in 2012 and $5,000 in 2013.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by Ernest & Young LLP, other than the services reported in paragraphs (a) through (c) of this Item for fiscal year 2012 and by Cohen Fund Audit Services for fiscal year 2013 were $0 in 2012 and $0 for 2013.
(e)
(e)(1)	The audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X are as follows:

Prior to the filing of the reports on Forms N-CSR or N-Q, based on the most recent Evaluation, the principal executive officer and principal financial officer shall disclose to the Trust’s independent auditors and the Audit Committee of the Board of Trustees.

•	All Significant Deficiencies;
•	Any Material Weaknesses; and
•	Any Fraud.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	Not Applicable.
(c)	Not Applicable.
(d)	Not Applicable.

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by Ernest & Young LLP for fiscal year 2012 and by Cohen Fund Audit Services for fiscal year 2013 for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were $0 in 2012 and $0 for 2013.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Reports to Stockholders filed under Item 1 of Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	No changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Act (17 CFR 30a-2(a)) are attached hereto as Exhibit 99.Cert.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Act (17 CFR 30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bennett Group of Funds

By:	/s/ Dawn J. Bennett
Dawn J. Bennett, President
(principal executive officer)

Date:	July 11, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dawn J. Bennett
Dawn J. Bennett, President
(principal executive officer)

Date:	July 11, 2013

By:	/s/ Tim Augustin
Tim Augustin, Treasurer and Secretary
(principal financial officer)

Date:	July 11, 2013